Share-Based Compensation (Details)	6 Months Ended
Jun. 30, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation	$ 113,450
Steven Girgenti [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation	10,000
Oscar Bronsther [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation	10,000
Lowell Rush [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation	10,000
Alvaro Pascual - Leone [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation	3,125
Jason Barton [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation	3,125
Jose Romano [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation	3,125
Josef Zihl [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation	6,250
Fountainhead Capital Mgmt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation	30,000
Acorn Management Partners [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation	33,333
Gordon Holmes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation	$ 4,492